Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

jcorriero@stradley.com

(215) 564-8528

August 30, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Enhanced CLO Income Fund (the “Fund”)

Dear Sir or Madam:

On behalf of the Fund, we are transmitting for electronic filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), and each exhibit being filed therein. A notification of 1940 Act registration on Form N-8A has been separately filed on behalf of the Fund via EDGAR.

If you have any questions or comments regarding this filing, please call me at (215) 564-8528 or, in my absence, or Stephen LaChine at (312) 964-3522.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	E. Fess (w/encl.)

M. Winget (w/encl.)

S. LaChine (w/encl.)

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